SHORT-TERM AND LONG-TERM DEBT (Details)	1 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2019 NOK (kr) containership subsidiary Rate shares	Mar. 31, 2019 USD ($) subsidiary	Feb. 28, 2019 USD ($) subsidiary	Feb. 28, 2018 NOK (kr)	Aug. 31, 2014 USD ($) subsidiary	Jun. 30, 2019 NOK (kr) containership Rate shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 NOK (kr) subsidiary Rate	Dec. 31, 2018 USD ($) subsidiary	Jun. 30, 2019 USD ($) containership $ / shares Rate shares	Jun. 11, 2019 USD ($)	Jun. 04, 2019 NOK (kr)	Jun. 04, 2019 USD ($)	Dec. 31, 2018 USD ($) Rate	Sep. 30, 2018 containership	May 31, 2018 containership	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($) $ / shares shares	Apr. 05, 2018 containership	Feb. 01, 2018 shares	Oct. 31, 2017 NOK (kr)	Oct. 05, 2016	Mar. 19, 2014 NOK (kr)	Jan. 31, 2013
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount											$ 11,000,000.0
Debt Instrument, Repurchase Amount											9,400,000
Gain (Loss) on Extinguishment of Debt							$ 1,802,000	$ 0		$ 1,146,000
Long-term debt											1,484,631,000
Long Term Debt- Fixed Interest Rate											571,424,000				$ 568,876,000
Total debt											1,484,631,000				1,460,347,000
Deferred Finance Costs, Noncurrent, Net											(21,939,000)				(23,267,000)
Less : current portion of long-term debt											(188,029,000)				(267,149,000)
Total long-term debt, non-current portion											1,274,663,000				$ 1,169,931,000
Drawdowns							217,338,000	553,000,000		825,984,000
Repayments and redemptions							(115,739,000)	(69,226,000)		(778,731,000)
Effects of foreign exchange							3,707,000
Year ending December 31,
2018 (remaining six months)											76,104,000
2019											198,565,000
2020											513,236,000
2021											255,185,000
2022											280,353,000
Thereafter											161,188,000
Long-term debt											$ 1,484,631,000
Weighted average interest rate (in hundredths) | Rate	4.19%					4.19%			4.22%		4.19%				4.22%
Three month dollar LIBOR rate (in hundredths) | Rate	2.37%					2.37%			2.81%		2.37%				2.81%
Three month Norwegian kroner NIBOR rate (in hundredths) | Rate	1.52%					1.52%			1.27%		1.52%				1.27%
Debt paid in cash							196,761,000
Number of container vessels | containership	7					7					7					3	4			15
Issuable under a share lending arrangement (shares) | shares																			7,000,000
Equity component of convertible bond issuance, net							0	7,905,000		7,905,000
Book value of assets pledged under ship mortgages											$ 1,650,000,000				$ 1,527,000,000
Share Price | $ / shares											$ 12.51
Repurchase of bonds							80,749,000	63,218,000		97,248,000
Gain (Loss) on Repurchase of Debt Instrument							300,000	0		400,000
Fixed Rate and Foreign Debt [Member]
Debt Instrument [Line Items]
Drawdowns							79,862,000
Senior Unsecured Convertible Bonds due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt											$ 148,300,000				151,700,000
Year ending December 31,
Long-term debt											$ 148,300,000				151,700,000
Shares issued on conversion of convertible debt | shares	60.3956					60.3956					60.3956								52.8157
Principle debt amount																		$ 14,000,000.0	$ 150,000,000.0
Conversion price (in dollars per share) | $ / shares											$ 16.56								$ 18.93
Issued shares (shares) | shares																			3,765,842
Amortization of deferred charges							300,000	300,000		1,000,000.0
Premium of Convertible Debt if Converted at Balance Sheet Date											$ 36,300,000
Repurchase of bonds							3,400,000			$ 12,300,000
Debt Instrument, Convertible, Carrying Amount of Equity Component											200,000				600,000
US dollar 33.1 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt											33,100,000
Year ending December 31,
Long-term debt											33,100,000
US dollar 24.9 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt											24,200,000
Year ending December 31,
Long-term debt											24,200,000
US dollar 29.5 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt											29,000,000.0
Year ending December 31,
Long-term debt											29,000,000.0
US dollar 50 million secured term loan facility (VLCCs) [Member]
Debt Instrument [Line Items]
Long-term debt											50,000,000
Year ending December 31,
Long-term debt											50,000,000
Fixed Rate and Foreign Debt [Member]
Debt Instrument [Line Items]
Repayments and redemptions							81,021,000
NOK 900 Million Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Long-term debt									kr 672,000,000						77,722,000									kr 900,000,000
Year ending December 31,
Long-term debt									672,000,000						77,722,000									kr 900,000,000
Debt paid in cash | kr						kr 672,000,000			kr 228,000,000
NOK 600 Million Senior Unsecured Bond due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt											70,298,000				69,395,000
Year ending December 31,
Long-term debt											70,298,000				69,395,000
Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Effects of foreign exchange							3,707,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Year ending December 31,
Interest rate																									3.25%
Debt paid in cash | kr				kr 63,200,000
Shares issued on conversion of convertible debt | shares																					651,365
Senior Unsecured Convertible Bonds Due 2018 [Member]
Year ending December 31,
Interest rate																							3.25%
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt											0
Year ending December 31,
Long-term debt											0
Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt											212,230,000				212,230,000
Year ending December 31,
Long-term debt											$ 212,230,000				212,230,000
Interest rate	5.75%					5.75%					5.75%												5.75%
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt											$ 58,582,000				57,829,000
Year ending December 31,
Long-term debt											58,582,000				57,829,000
Principle debt amount | kr																						kr 500,000,000
Senior Unsecured Convertible Bonds due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt											148,300,000				151,700,000
Year ending December 31,
Long-term debt											$ 148,300,000				151,700,000
Interest rate	4.875%					4.875%					4.875%								4.875%				4.875%
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Long Term Debt- Floating Interest Rate											$ 913,207,000				891,471,000
Drawdowns							137,476,000
Repayments and redemptions							115,740,000
Effects of foreign exchange							0
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt							1,700,000
Long-term debt														$ 33,100,000	44,100,000
Year ending December 31,
Long-term debt														$ 33,100,000	44,100,000
Principle debt amount					$ 101,400,000
Number Of Wholly Owned Subsidiaries Of Company That Entered Into Secured Term Loan Facility Agreement | subsidiary					6
Number of sold wholly owned subsidiaries of company that entered into secured term loan facility agreement | subsidiary									1	1
Debt Instrument, Term					5 years
Floating Rate Debt [Member] | US dollar 33.1 million secured term loan facility [Member]
Year ending December 31,
Principle debt amount												$ 33,100,000
Number Of Wholly Owned Subsidiaries Of Company That Entered Into Secured Term Loan Facility Agreement | subsidiary	5
Debt Instrument, Term	4 years
Floating Rate Debt [Member] | US dollar 24.9 million secured term loan facility [Member]
Year ending December 31,
Principle debt amount			$ 24,900,000
Number Of Wholly Owned Subsidiaries Of Company That Entered Into Secured Term Loan Facility Agreement | subsidiary			3
Debt Instrument, Term			5 years
Floating Rate Debt [Member] | US dollar 29.5 million secured term loan facility [Member]
Year ending December 31,
Principle debt amount		$ 29,500,000
Number Of Wholly Owned Subsidiaries Of Company That Entered Into Secured Term Loan Facility Agreement | subsidiary		2
Debt Instrument, Term		5 years
Floating Rate Debt [Member] | US dollar 50 million secured term loan facility (VLCCs) [Member]
Year ending December 31,
Principle debt amount			$ 50,000,000
Number Of Wholly Owned Subsidiaries Of Company That Entered Into Secured Term Loan Facility Agreement | subsidiary			3
Debt Instrument, Term			4 years
NOK 700 Million Senior Unsecured Bond due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	kr 700,000,000					kr 700,000,000					82,014,000		kr 700,000,000		0
Year ending December 31,
Long-term debt	kr 700,000,000					kr 700,000,000					$ 82,014,000		kr 700,000,000		$ 0
Additional Paid-in Capital [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Year ending December 31,
Equity component of convertible bond issuance, net							$ 0	$ 7,905,000		$ 7,906,000